TRADE ACCOUNTS RECEIVABLE - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 1,655	€ 1,732
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,483	1,561
Past due 1 - 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112	93
Past due 31 - 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8	44
Past due 61 - 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	8
Past due 91 - 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11	10
Past due 121 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 30	€ 16